Fee and commission expenses (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fee and commission expenses
Credit and debit cards	$ 4,095	$ 3,680	$ 3,250
Checks and others	31	26	25
Collections and transactional services	312	287	226
Fund management	1	1	2
Capital markets and securities activities	238	189	199
Financial advisory services	6	13	6
Correspondent services	723	614	465
Other fees and commissions	2,488	1,764	1,330
Total fee and commission expenses	$ 7,894	$ 6,574	$ 5,503